LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lessee Disclosure [Abstract]
Finance leases included in property and equipment, net	$ 7,201	$ 0
Operating lease cost [Abstract]
Operating lease cost	51,403
Short-term lease cost	4,669
Operating lease cost	56,072
Finance lease cost [Abstract]
Amortization of lease assets	1,168
Interest on lease liabilities	532
Finance lease cost	1,700
Total lease cost	57,772
Supplemental cash flow information [Abstract]
Operating cash flows from operating leases	41,237
Right-of-use obtained in exchange for new operating lease liabilities	99,129
Right-of-use obtained in exchange for new finance lease liabilities	$ 8,558
Weighted-average remaining lease term (years) [Abstract]
Operating leases	4 years 5 months 4 days
Finance leases	3 years 5 months 1 day
Weighted Average Discount Rate for Operating and Finance Leases [Abstract]
Weighted average discount rate for operating leases	9.17%
Weighted average discount rate for financing leases	12.10%
Maturities of Operating Lease Liabilities [Abstract]
2020	$ 59,410
2021	58,378
2022	52,128
2023	44,222
2024	14,096
After 2024	18,096
Total lease payments	246,330
Less: Imputed interest	(46,010)
Present value of lease liabilities	200,320
Maturities of Finance Lease Liabilities [Abstract]
2020	2,719
2021	2,545
2022	2,545
2023	1,060
2024	0
After 2024	0
Total lease payments	8,869
Less: Imputed interest	(1,607)
Present value of lease liabilities	7,262
Operating lease that has not yet commenced [Abstract]
Contractual payments	$ 12,968
Minimum [Member]
Operating lease that has not yet commenced [Abstract]
Lease term	1 year
Maximum [Member]
Lessee Disclosure [Abstract]
Operating lease term	10 years
Operating lease that has not yet commenced [Abstract]
Lease term	5 years